Debt - Summary of Debt - Senior Secured Credit Facility (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt
Aggregate principal amount		$ 1,665,000	$ 2,028,993
Loss on the extinguishment of debt	$ 3,179	(50,676)	0	$ 0
Term Loan Facility
Debt
Aggregate principal amount	900,000
Repayments of debt		1,550,000
Revolving Credit Facility
Debt
Aggregate principal amount	250,000	65,000	45,000
Repayments of debt		175,000
Collateralized amount		$ 3,918
Senior Unsecured Notes
Debt
Redemption Price (as a percentage of principal)		100.00%
Redemption (as a percent)		100.00%
Changes in control (as a percent)		101.00%
Collateralized amount		$ 9,646
Senior Unsecured Notes (2026)
Debt
Aggregate principal amount	$ 700,000
Aggregate principal amount		$ 700,000
Bearing Interest	4.50%
Effective Interest Rate		4.50%
Redemption through equity offerings, maximum (as a percent)		40.00%
Redemption through equity offerings, Redemption Price (as a percentage of principal)		104.50%
Threshold minimum original aggregate principal amount of the Notes issued on the Closing Date remaining outstanding (as a percent)		50.00%
Threshold maximum redemption period		120 days
Senior Unsecured Notes (2024)
Debt
Aggregate principal amount			$ 500,000
Effective Interest Rate			7.875%
Redemption Price (as a percentage of principal)	103.938%
Letter of credit
Debt
Collateralized amount		$ 37
Sublimit	$ 40,000
LIBOR | Revolving Credit Facility
Debt
Interest rate spread (as a percentage)	3.25%
Prime | Revolving Credit Facility
Debt
Interest rate spread (as a percentage)	2.25%